The High
   Yield Income
   Fund, Inc.
--------------------------------------------------
--
   Semi-Annual Report
   February 28, 1998

Letter to
Shareholders

                         April 20, 1998

Dear Shareholder:

Performance At A Glance.

Supported by mild inflation and a buoyant U.S.
economy, high
yield bonds posted solid returns in the six months ended
February 28, 1998. The High Yield Income Fund appreciated as a sharp decline in long-term U.S. interest rates prompted some companies to refinance their debt and in the process buy back bonds that we owned at a premium. Then too, a sustained rally in telecommunications and cable television bonds enhanced our returns as these sectors comprised two of the Fund's largest holdings in the high yield bond market.

                           FUND'S PERFORMANCE
                             As of 2/28/98
                          Total Return    Total
Return     NAV      Market Price
                            6 months        12
months    2/28/98      2/28/98
High Yield                   6.60%
13.69%      $7.71        $8.13
 Income Fund1
Lipper Closed-End            6.69%
14.09%       N/A          N/A
 High Current Yield Avg.2
Lipper Open-End              6.52%
12.89%       N/A          N/A
 High Current Yield Avg.3

1Source: Prudential lnvestments Fund Management
LL.C. Total return
of the Fund represents the change in net asset value from the beginning of the period (9/l/97) through the end of the period
(2/28/98) and assumest the reinvestment of dividends and distributions. Shares of the Fund are traded on the NYSE using the symbol HYI. Past performance is no guarantee of future results.

2Source: Lipper Analytical Services, lnc. These are the average returns of 26 funds in the closed-end high current yield category for six months.

3Source: Lipper Analytical Services, Inc. These are the average returns of 225 funds in the open-end high current yield category.

                      YIELD AND DIVIDEND
                        As of 2/28/98

             Total Monthly Dividends Paid Per
Share

       Total Monthly Dividends
          Paid Per Share         Yield At Market
Price
            6 months
              $0.36                     4.43%

The Fund seeks high current income primarily by investing in corporate bonds rated BBB or lower by independent rating agencies. Bonds rated less than BBB are below investment grade and are commonly known as junk bonds. Below investment grade bonds are subject to greater risk of default and higher volatility than investment grade bonds. The Fund is well diversified and we carefully research companies to find those with attractive yields and improving credit quality.

Is Inflation Conquered?

Inflation inched up 1.7% during 1997 and will likely remain subdued this year because U.S. companies face increased competition from cheaply priced Asian imports.
This is good
news for investors because there is less risk that inflationary pressures will erode the value of bond returns.

Our Strategy

Over the past six months, high yield bonds benefited from nearly ideal market conditions in the U.S. -- low inflation, robust economic growth and strong demand for debt that provided hefty returns. While investors fear rising inflation will erode bond returns, they had little cause for concern. Inflation, as measured by the consumer price index, rose in 1997 by the smallest amount in 11 years and remained subdued in the new year. This trend was all the more remarkable since inflation often picks up when the economy grows rapidly. In its seventh year of expansion, the economy raced along at its fastest pace in nine years during 1997 and into early
1998.

Subdued inflation and a booming economy enhanced corporate balance sheets, which helped companies pay the high interest costs on junk bonds and contributed to an improvement in credit ratings at some firms. This positive economic environment enabled high yield bonds to post solid returns for the reporting period. In mid-October, the difference in yield between junk bonds and U.S. Treasury securities fell to record lows as investors required less compensation for risk.
Later in the month, an economic crisis erupted in Asia, prompting a sell-off in global stocks, emerging market bonds, and to a lesser extent, U.S. corporate debt securities. High yield bonds, however, proved surprisingly resilient as some market participants preferred them to emerging market debt.

Concern about Asia flared anew in January after the failure of Hong Kong's largest investment bank. Once again, market participants fled to the relative safety of U.S.
Treasuries,
driving down the 30-year bond yield to its lowest level since regular sales of the securities began in 1977. Companies rushed to take advantage of the rock-bottom interest rates by issuing a flood of high yield debt that was quickly bought by investors. New issuance in 1998 was well ahead of last year's pace, which totaled about $140 billion. (One month after the reporting period ended, the amount of high yield bonds outstanding topped $500 billion for the first time since the market began.)

What Went Well

As long-term interest rates declined steeply in February, corporations seized the opportunity to replace outstanding debt with new bonds carrying lower coupons. As a result, some Vencor, Comcast and Falcon Holding Group bonds held by your Fund were retired early. We benefited from this devlopement, however, because the companies paid investors a price above market value for the older bonds, resulting in capital gains for the Fund.

The Fund also benefited from gains in bonds of telecommunications companies such as McLeod USA, whose senior unsecured notes were upgraded one notch by two major U.S. credit rating agencies. While a flurry of new debt was issued in this sector of the high yield bond market during the first two months of
1998, investors eagerly purchased these bonds in the aftermath of deregulation of the U.S.
telecommunications
industry that occurred in 1996. Deregulation allowed local and long distance companies to compete in each other's markets. Under these business conditions, competitive local exchange carriers (CLECs), which have lower cost structures than established firms, expanded market share rapidly. Our investment in CLECs and other communications bonds accounted for about 15% of your
Fund's total investments at the end of February.

Cable television bonds performed well, swept higher by a wave of consolidation that followed deregulation. We owned debt securities of Marcus Cable Operating that appreciated as market participants waited to see whether the company would be sold. They did not have long to wait.
Media investor Paul Allen bought 95% of the firm, believing that cable television will be the future provider of services such as the Internet in homes across the nation.
The cable television sector comprised about
11% percent of your Fund's total investments as of February 28.

And Not So Well.

Economic problems had been brewing in Asia for some time when the crisis boiled over in late October.
Imprudent
lending practices of local banks and insurance companies were largely blamed for the situation. Prices of

Asian government and corporate bonds plunged, but began to recover in February as investors grew increasingly confident that needed financial reforms would be enacted in the area. For example, Thailand lifted currency controls and Indonesia announced plans to help its ailing banks. We owned bonds of Asian Pulp & Paper, a subsidiary of APP
International
Finance, whose prices rebounded nicely in February from lower levels in January. Asia Pulp & Paper is well regarded by many market participants as it generates revenues in U.S. dollars by selling the bulk of its products overseas, but local expenses are paid in rupiahs. By contrast, we sold at a loss bonds of PT Polysindo International
Finance, an
affiliate of Indonesian textile maker PT Polysindo
Eka
Perkasa. This proved to be wise since the company later defaulted on a short-term debt payment.

Looking Ahead.

We expect U.S. economic growth to slow moderately this year as the nation's exports to Asia are already decreasing, while imports from that region are climbing, The U.S.
trade deficit
ballooned to more than $12 billion in February and will likely expand even further. The silver lining in this otherwise cloudy outlook is that reduced consumer demand around the world, coupled with lower commodity prices, will likely quell U.S.
inflationary pressures and allow monetary policy to remain unchanged. This combination of slow positive growth and stable short-term interest rates could prove favorable for bonds. Still, more attention will be paid to selection of securities since downward revisions to profit/growth forecasts will heighten market volatility. While the U.S.
economic expansion has developed a solid foundation, we will closely monitor earnings and interest rate developments in 1998 and revise our outlook as necessary.

Sincerely,

Kendall Peterson
Manager

Richard A. Redeker
President

Portfolio of Investments as
of February 28, 1998
(Unaudited)
THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------
------------------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
LONG-TERM INVESTMENTS--120.4%
CORPORATE BONDS--114.3%
--------------------------------------------------
--------------------------------------------------
--------------------------
Aerospace--0.6%
K & F Industries, Inc., Sr. Sec. Notes
B3            9.25%      10/15/07   $     300
$   313,500
Orbital Imaging Corp.
NR           11.625       3/01/05         200
206,500

-----------

520,000
--------------------------------------------------
--------------------------------------------------
--------------------------
Automotive Parts--4.2%
Foamex JPS Automotive L.P.,
   Sr. Notes
B2           11.125       6/15/01       1,000 (a)
1,110,000
   Sr. Sub. Notes
B3            9.875       6/15/07         300
309,375
Hayes Wheels Int'l., Inc., Sr. Sub. Notes
B3            9.125       7/15/07       1,000
1,061,250
Standyne Automotive Corp., Sr. Sub. Notes
B(f)         10.25       12/15/07         350
360,500
Walbro Corp., Sr. Notes
B2           10.125      12/15/07         800
799,000

-----------

3,640,125
--------------------------------------------------
--------------------------------------------------
--------------------------
Building Products--1.3%
Falcon Building Products., Inc., Sr. Sub. Disc.
Notes,
   Zero Coupon (until 6/15/02), Series B
B3           10.50        6/15/07         600
420,000
Koppers Industry, Inc., Sr. Sub Notes
B2            9.875      12/01/07         200
210,250
Nortek, Inc.
B1            9.125       9/01/07         500
516,250

-----------

1,146,500
--------------------------------------------------
--------------------------------------------------
--------------------------
Cable--11.3%
Adelphia Communications Corp.,
   Sr. Notes
B3           10.50        7/15/04         300
332,250
   Sr. Notes
B3            9.25       10/01/02         225
234,000
   Sr. Notes, Payment in kind
B3            9.50        2/15/04         520 (b)
539,108
Cablevision Systems Corp.,
   Sr. Deb.
Ba2           8.125       8/15/09         200
208,000
   Sr. Sub. Notes
B1            9.25       11/01/05         665 (b)
708,225
Comcast Corp., Sr. Sub. Deb.
Ba3          10.625       7/15/12       1,000 (a)
1,258,850
Comcast UK Cable Corp., Sr. Disc. Deb., Zero
Coupon
   (until 11/15/00) (UK)
B2           11.20       11/15/07         250 (e)
206,250
Diamond Cable Co.,
   Sr. Disc. Notes, Zero Coupon (until 12/15/00)
(U.K.)         B3           11.75       12/15/05
500 (a)(e)      382,500
   Sr. Disc. Notes, Zero Coupon (until 2/15/02)
(U.K.)          B3           10.75        2/15/07
500 (e)         332,500

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as
of February 28, 1998
(Unaudited)
THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------
------------------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Cable (cont'd.)
Falcon Holdings Corp. L.P., Sr. Sub. Notes,
Payment in Kind     NR           11.00%
9/15/03   $     627 (b)     $   664,966
Intermedia Capital Partners L.P., Sr. Disc. Notes
B2           11.25        8/01/06         820
910,200
International Cabletel, Inc.,
   Sr. Def'd. Coupon Notes, Series B, Zero Coupon
(until
      2/1/01)
B3           11.50        2/01/06         375
300,000
   Sr. Notes, Zero Coupon (until 10/15/98)
B3           10.875      10/15/03         500
485,000
Lenfest Communications, Inc., Sr. Sub. Notes
B2           10.50        6/15/06         500
565,000
Marcus Cable Operating Co., Sr. Sub. Disc. Notes,
   Zero Coupon (until 8/1/99)
B2           13.50        8/01/04       1,250
1,175,000
Rogers Cablesystems, Inc., Sr. Notes (Canada)
Ba3          10.00        3/15/05       1,000
(a)(e)    1,120,000
United International Holdings, Inc.,
   Sr Sec. Disc. Notes
B3           10.75        2/15/08         500
303,125

-----------

9,724,974
--------------------------------------------------
--------------------------------------------------
--------------------------
Casinos--7.8%
Aztar Corp., Sr. Sub. Notes
B3           13.75       10/01/04         750 (a)
862,500
Empress River Casino Finance Corp., Sr. Notes
Ba3          10.75        4/01/02         500 (a)
545,000
Grand Casino, Inc.,
Ba3          10.125      12/01/03       1,000 (a)
1,082,500
Lady Luck Gaming Finance Corp.
B2           11.875       3/01/01         500 (a)
513,750
Louisiana Casino Cruises Inc., First Mtge. Notes
NR           11.50       12/01/98       1,000
1,002,500
Majestic Star Casino LLC
B2           12.75        5/15/03       1,200
1,288,500
Trump Atlantic City Assocs., First Mtge. Notes
B1           11.25        5/01/06         900 (a)
925,875
Trumps Castle Funding, Inc., First Mtge. Notes
Caa          11.75       11/15/03         500 (a)
478,750

-----------

6,699,375
--------------------------------------------------
--------------------------------------------------
--------------------------
Chemicals--2.0%
Polymer Group, Inc., Sr. Sub. Notes
B2            9.00        7/01/07       1,000
1,022,500
Sterling Chemical Holdings, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 8/15/08)
Caa          13.50        8/15/08         250
157,500
   Sr. Sub. Notes
B3           11.75        8/15/06         500 (a)
515,000

-----------

1,695,000
--------------------------------------------------
--------------------------------------------------
--------------------------
Consumer Products--4.9%
French Fragrances, Inc., Sr. Notes, Series B
B2           10.375       5/15/07         600
642,000
MacAndrews & Forbes Group Holdings, Inc., Sub.
Deb.             NR           13.00        3/01/99
400 (b)         401,500
Radnor Holdings Corp., Sr. Notes, Series B
B2           10.00       12/01/03         500
525,000
Rayovac Corp., Sr. Sub. Notes, Series B
B3           10.25       11/01/06         325
355,875

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as
of February 28, 1998
(Unaudited)
THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------
------------------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Consumer Products (cont'd.)
Sealy Mattress Co.,
   Sr. Sub. Disc. Notes
B3          10.875%      12/15/07   $     200
$   130,750
   Sr. Sub. Notes
B3           9.875       12/15/07         250
263,750
Syratech Corp., Sr. Notes
B1          11.00         4/15/07       1,050 (a)
945,000
United Stationer Supply Co., Sr. Sub. Notes
B3          12.75         5/01/05         833 (b)
962,115

-----------

4,225,990
--------------------------------------------------
--------------------------------------------------
--------------------------
Defense & Aerospace Sector--0.6%
Stellex Industry, Inc.
B3           9.50        11/01/07         500
510,000
--------------------------------------------------
--------------------------------------------------
--------------------------
Drugs & Health Care--6.7%
Alaris Med. Systems, Inc., Sr. Sub. Notes
B3            9.75       12/01/06         650
692,250
Alliance Imaging, Inc., Sr. Sub. Notes
B3            9.625      12/15/05         300 (a)
313,500
Fresenius Medical Care
NR            7.875       2/01/08         600
597,000
Medaphis Corp., Sr. Notes
B2            9.50        2/15/05         300
300,000
Owens & Minor, Inc., Sr. Sub. Notes
B1           10.875       6/01/06         550 (a)
617,375
Paracelsus Healthcare Corp., Sr. Sub. Notes
B3           10.00        8/15/06         750 (a)
791,250
Paragon Health Network, Inc., Sr. Sub. Disc. Notes
B3           10.50       11/01/07         850
548,250
Tenet Healthcare Corp., Sr. Sub. Notes
Ba3          10.125       3/01/05         750 (a)
821,250
Vencor, Inc., Sr. Sub. Notes
B1            8.625       7/15/07       1,000
1,107,500

-----------

5,788,375
--------------------------------------------------
--------------------------------------------------
--------------------------
Energy--5.8%
AES Corp., Sr. Sub. Notes
Ba1           8.375       8/15/07         750
766,875
Calenergy Inc., Sr. Notes
Ba2           9.50        9/15/06       1,000 (a)
1,077,360
DI Industies, Inc., Sr. Notes
B1            8.875       7/01/07         200 (a)
205,000
Falcon Drilling Inc., Sr. Sub. Notes, Series B
B3           12.50        3/15/05         500
568,125
Grant Geophysical, Inc.
B3            9.75        2/15/08         500
493,750
Gulf Canada Resources, Ltd., Sr. Sub. Deb.,
(Canada)            Ba2           9.625
7/01/05         500 (a)(e)      541,250
Petroleum Heat & Power Inc., Sub. Deb.
B2            9.375       2/01/06         700 (a)
560,000
Transamerican Energy Corp.
   Sr. Sec'd. Disc. Notes, Zero Coupon (until
6/15/99)          NR           13.00
6/15/02         700             588,000
   Sr. Sec'd. Notes
B3           11.50        6/15/02         200
202,750

-----------

5,003,110

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments as
of February 28, 1998
(Unaudited)
THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------
------------------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Financial--2.6%
AmeriCredit Corp., Sr. Notes
Ba2           9.25%       2/01/04   $     500
$   495,000
Amresco Inc.
B2            9.875       3/15/05         300
301,875
Delta Financial Corp., Sr. Notes
B1            9.50        8/01/04         600 (a)
585,000
Diamond Holdings PLC, Sr. Notes
B3            9.125       2/01/08         100
99,750
First Nationwide Holdings, Inc.,
   Sr. Notes
B3           12.50        4/15/03         300 (a)
345,000
   Sr. Sub. Notes
Ba3          10.625      10/01/03         400
448,000

-----------

2,274,625
--------------------------------------------------
--------------------------------------------------
--------------------------
Food & Beverage--3.6%
Curtice Burns Foods, Inc., Sr. Sub. Notes
B3           12.25        2/01/05       1,000 (b)
1,105,000
Envirodyne Industries, Inc., First Priority Sr.
Sec'd.
   Notes, Series B
B1           12.00        6/15/00         750 (a)
795,000
Pilgrim's Pride Corp., Sr. Sub. Notes
B3           10.875       8/01/03         800 (a)
836,000
PSF Finance, L.P., Sr. Sec'd. Notes, Payment in
Kind (cost
   $324,232; purchased 3/8/94)
NR           11.00        9/17/03         324
(b)(c)      350,171

-----------

3,086,171
--------------------------------------------------
--------------------------------------------------
--------------------------
Gaming--1.5%
Alliance Gaming Corp., Sr. Sub. Notes, Series B
B3           10.00        8/01/07       1,000 (a)
1,022,500
Fitzgeralds Gaming Corp., Sr. Sec. Notes
B3           12.25       12/15/04         250
252,500

-----------

1,275,000
--------------------------------------------------
--------------------------------------------------
--------------------------
Home Builder--0.6%
D.R. Horton, Inc., Sr. Notes
Ba2           8.375       6/15/04         500 (a)
512,500
--------------------------------------------------
--------------------------------------------------
--------------------------
Industrials--8.2%
Allied Waste Industries, Inc., Sr. Sub. Notes
B2           10.25       12/01/06         750
836,250
Amphenol Corp., Sr. Sub. Notes
B2            9.875       5/15/07       1,100 (a)
1,171,500
Anchor Lamina Inc., Sr. Sub. Notes
B3            9.875       2/01/08         150
151,875
Brand Scaffold Svcs., Inc, Sr. Notes
B3           10.25        2/15/08         200
204,000
Continental Global Group, Inc., Sr. Notes, Series
A             B2           11.00        4/01/07
1,000           1,070,000
Eagle Picher Industries Inc., Sr. Sub. Notes
B3            9.375       3/01/08         250
250,937
Insilco Corp., Sr. Sub. Notes
B3           10.25        8/15/07         500
533,750

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     8

Portfolio of Investments as
of February 28, 1998
(Unaudited)
THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------
------------------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Industrials (cont'd.)
Interlake Corp., Sr. Sub. Deb.
B3          12.125%       3/01/02   $     500
$   520,000
Motors & Gears, Inc.
B3          10.75        11/15/06         500
540,000
Newcor, Inc.
NR           9.875        3/01/08         150
150,000
Packaged Ice Inc., Sr. Notes
B3           9.75         2/01/05         500
511,250
Prestolite Electric Inc.
B3           9.625        2/01/08         150
153,375
RBX Corp., Sr Sec'd. Notes
B2          12.00         1/15/03         500
515,000
Southern Foods Group L.P., Sr. Sub. Notes
B2           9.875        9/01/07         175
186,375
Viasystems, Inc., Sr. Sub. Notes
B3           9.75         6/01/07         250
262,500

-----------

7,056,812
--------------------------------------------------
--------------------------------------------------
--------------------------
Leisure--3.3%
Ballys Health & Tennis Corp., Sr. Sub. Notes, Ser.
B            B3           9.875       10/15/07
300             314,250
Plitt Theatres, Inc., Sr. Sub. Notes (Canada)
B3          10.875        6/15/04       1,000
(a)(e)    1,085,000
United Artists, Inc., Sr. Sec'd. Notes
Ba3         11.50         5/01/02       1,400 (b)
1,463,000

-----------

2,862,250
--------------------------------------------------
--------------------------------------------------
--------------------------
Lodging--2.3%
HMC Acquisition Properties, Inc., Sr. Notes,
Series B           Ba3           9.00
12/15/07         500 (a)         525,000
HMH Properties, Inc., Sr. Sec'd Notes
Ba3           9.50        5/15/05         500
531,250
Host Marriott Travel Plazas, Inc., Sr. Notes
Ba3           9.50        5/15/05         900
956,250

-----------

2,012,500
--------------------------------------------------
--------------------------------------------------
--------------------------
Media--8.8%
American Lawyer Media Holdings,
   Sr. Disc. Notes, Zero Coupon (until 12/25/02)
B3           12.25       12/15/08         300
187,500
   Sr. Sub. Notes
B1            9.75       12/15/07         800
840,000
Benedek Broadcasting Corp., Sr. Notes
Ba3          11.875       3/01/05         500 (b)
564,375
Fox/Liberty Networks LLC,
   Sr. Disc. Notes, Zero Coupon (until 8/15/02)
B1            9.75        8/15/07         600
403,950
   Sr. Notes
B1            8.875%      8/15/07         600
621,000
Globo Communicacoes, Sr. Notes (Brazil)
BB(f)        10.50       12/20/06         260 (e)
257,400
Jacor Communications, Inc., Sr. Sub. Notes
B2            9.75       12/15/06       1,000 (a)
1,102,500
Lamar Advertising Co., Sr. Sub. Notes
B1            9.625      12/01/06         500 (a)
545,000
Paxson Communications Corp., Sr. Sub. Notes
B3           11.625      10/01/02       1,750 (a)
1,890,000
Primedia, Inc.
B2            8.625       4/01/10       3,000
297,000
TV Azteca S.A. de CV, Sr. Notes, Series B (Mexico)
Ba3          10.50        2/15/07         500 (e)
535,000
Young America Corp., Sr. Sub. Notes
NR           11.625       2/15/06         300
302,625

-----------

7,546,350

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     9

Portfolio of Investments as
of February 28, 1998
(Unaudited)
THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------
------------------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Metals--0.3%
Armco, Inc., Sr. Notes
B2            9.00%       9/15/07   $     250
$   256,563
--------------------------------------------------
--------------------------------------------------
--------------------------
Miscellaneous Services--1.4%
Coinstar, Inc., Sr. Sub. Disc. Notes, Zero Coupon
(until
   10/1/99)
NR           13.00       10/01/06         250
197,500
Corporate Express, Inc. Sr. Sub. Notes, Series B
B2            9.125       3/15/04       1,000 (a)
1,010,000

-----------

1,207,500
--------------------------------------------------
--------------------------------------------------
--------------------------
Paper & Packaging--6.7%
App Int'l. Finance Co., Sec'd. Notes (Indonesia)
B3           11.75       10/01/05         750
(a)(e)      675,000
Gaylord Container Corp., Sr. Sub. Disc. Notes
Caa          12.75        5/15/05       1,245 (a)
1,338,375
Graham Packaging Co.,
   Sr. Disc. Notes, Zero Coupon (until 1/15/03)
Caa1         10.75        1/15/09         100
62,000
   Sr. Sub. Notes
B3            8.75        1/15/08         100
100,000
Mail Well Envelope Corp., Sr. Sub. Notes
B2           10.50        2/15/04         500
536,875
Maxxam Group Holdings Inc., Sr. Sec'd Notes
NR           12.00        8/01/03         200
220,000
Pacific Lumber Co., Sr. Notes
B3           10.50        3/01/03         500 (a)
516,250
Silgan Holdings Inc.,
   Sub. Deb., Payment in Kind
NR           13.25        7/15/06         787
888,994
   Sr. Sub. Deb.
B1            9.00        6/01/09         500
520,000
Stone Container Corp., Sr. Sub. Deb.
B3           12.25        4/01/02         350 (a)
357,438
Tekni-Plex Inc.
B3            9.25        3/01/08         550
556,875

-----------

5,771,807
--------------------------------------------------
--------------------------------------------------
--------------------------
Printing--0.6%
Sullivan Graphics Inc., Sr. Sub. Notes
Caa          12.75        8/01/05         500
525,000
--------------------------------------------------
--------------------------------------------------
--------------------------
Restaurants--0.5%
Perkins Family Restaurants, Sr. Notes
B1           10.125      12/15/07         400
415,000
--------------------------------------------------
--------------------------------------------------
--------------------------
Retail--4.4%
Big 5 Corp., Sr. Notes
B2           10.875      11/15/07         200
202,500
Duane Reade Holding Corp.,
   Sr. Sub. Notes
B3            9.25        2/15/08         700 (b)
707,000
   Sr. Sub. Notes Zero Coupon (until 9/15/99)
Caa          15.00        9/15/04         500
420,000
Franks Nursery & Crafts, Inc., Sr. Sub. Notes
B3           10.25        3/01/08         400
400,000

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of February 28, 1998
(Unaudited)
THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------
------------------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Retail (cont'd.)
K-Mart Corp.
Ba3           8.25%       1/01/22   $     750 (a)
$   735,000
Phar Mor Inc., Notes
B3           11.72        9/11/02       1,250 (b)
1,325,000

-----------

3,789,500
--------------------------------------------------
--------------------------------------------------
--------------------------
Steel & Metals--3.0%
Algoma Steel, Inc., First Mtge. Notes
B1           12.375%      7/15/05   $     500 (a)
$   587,500
Kaiser Aluminum & Chemical Corp., Sr. Sub. Notes
B2           12.75        2/01/03         960 (a)
1,022,400
WCI Steel, Inc., Sr. Notes
B2           10.00       12/01/04         500
522,500
Wheeling Pittsburgh Corp., Sr. Notes
B2            9.25       11/15/07         500
492,500

-----------

2,624,900
--------------------------------------------------
--------------------------------------------------
--------------------------
Supermarkets--3.0%
Interact Systems, Inc., Sr. Disc. Notes, Zero
Coupon (until
   8/1/99)
NR           14.00        8/01/03       1,100
418,000
Jitnay-Jungle Stores Inc., Sr. Notes
B2           12.00        3/01/06       1,000 (a)
1,137,500
Marsh Supermarkets Inc., Sr. Sub. Notes
B2            8.875       8/01/07         500 (a)
523,750
Pantry, Inc.
B3           10.25       10/15/07         450
468,000

-----------

2,547,250
--------------------------------------------------
--------------------------------------------------
--------------------------
Technology--2.0%
Details Holdings Corp., Sr. Disc. Notes,
   Zero Coupon (until 11/15/00)
NR           12.50       11/15/07         250
158,125
Details, Inc., Sr. Sub. Notes
B3           10.00       11/15/05         200
210,500
DII Group Inc., Sr. Sub. Notes
B1            8.50        9/15/07         500
505,000
Unisys Corp., Sr. Notes
B1           11.75       10/15/04         750 (a)
870,000

-----------

1,743,625
--------------------------------------------------
--------------------------------------------------
--------------------------
Telecommunications--14.6%
Call-Net Enterprises, Inc., Sr. Disc. Notes, Zero
Coupon
   (until 8/15/02)
B1            9.27        8/15/07         650
455,000
Cellnet Data Systems, Inc., Sr. Disc. Notes,
Series B,
   Zero Coupon (until 10/01/02) (cost $1,070,461;
purchased
   9/24/97)
NR           14.00       10/01/07       2,029 (c)
994,210
Clearnet Communications, Inc., Sr. Disc. Notes,
Zero Coupon
   (until 12/15/00) (Canada)
B3           14.75       12/15/05         300 (e)
241,500
Crown Castle Int'l. Corp., Sr. Disc. Notes,
   Zero Coupon (until 11/01/02)
B3           10.62       11/15/07         250
167,500
Econophone, Inc. Zero Coupon (until 2/01/03)
NR           11.00        2/15/08         100
57,000
Geotek Communications, Inc., Sr. Conv. Notes,
(cost
   $1,000,000; purchased 3/5/96)
Caa1         12.00        2/15/01       1,000 (c)
690,000
Grupo Iusacell S.A., de CV Sr. Notes (Mexico)
B2           10.00        7/15/04         350 (e)
360,500
GST Telecommunications, Inc.,
   Sr. Disc. Conv. Notes, Zero Coupon (until
12/15/00)          NR           13.875
12/15/05         110             106,700
   Sr. Sub. Notes
NR           12.75       11/15/07         225 (a)
263,250

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     11

Portfolio of Investments as
of February 28, 1998
(Unaudited)
THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------
------------------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Telecommunications (cont'd.)
GST USA, Inc., Sr. Disc. Notes, Zero Coupon (until
9/15/00)     NR          13.875%      12/15/05   $
880         $   704,000
ICG Holdings, Sr. Disc. Notes, Zero Coupon (until
9/15/00)      NR          13.50         9/15/05
1,500           1,256,250
Impsat Corp., Sr. Notes
B2          12.125        7/15/03       1,000
1,065,000
Intermedia Communications, Inc.
   Sr. Disc. Notes, Zero Coupon (until 5/15/01)
B2          12.50         5/15/06         500 (a)
403,750
   Sr. Disc. Notes, Zero Coupon (until 7/15/02)
B2          11.25         7/15/07         900
661,500
Ionic PLC, Sr. Notes (U.K.)
NR          13.50         8/15/06         500 (e)
400,000
McLeod, Inc., Sr. Disc. Notes, Zero Coupon (until
3/1/02)       B3          10.50         3/01/07
850             643,875
MGC Communications, Inc., Sr. Sec'd. Notes
NR          13.00        10/01/04         200
202,000
Nextel Communications, Inc., Sr. Disc. Notes, Zero
Coupon
   (until 10/31/02)
B2           9.75        10/31/07         500
312,500
Nextlink Communications, Inc., Sr. Notes
B3           9.625       10/01/07         400 (a)
418,000
Pagemart Nationwide, Inc., Sr. Disc. Notes, Zero
Coupon
   (until 2/1/00)
NR          15.00         2/01/05       1,250
1,103,125
Paging Network Inc., Sr. Sub. Notes
B2          10.00        10/15/08         150
155,250
Price Communications Wireless, Sr. Sub. Notes
B3          11.75         7/15/07         750
825,000
Qwest Communications Int'l., Inc.
B2          11.75        10/15/07         300
208,875
RCN Corp., Zero Coupon (until 10/15/02)
B3          11.25        10/15/07         450
292,500
Telegroup, Inc.
NR          10.50        11/01/04         500
411,250
UNIFI Communications, Inc., Sr. Notes
NR          14.00         3/01/04         275
231,000

-----------

12,629,535
--------------------------------------------------
--------------------------------------------------
--------------------------
Textiles--0.2%
Galley & Lord, Sr. Sub. Notes
B3           9.125        3/01/08         200
200,000
--------------------------------------------------
--------------------------------------------------
--------------------------
Transportation--1.5%
Echostar Communications Corp.,
   Sr. Disc. Notes, Zero Coupon (until 6/1/99)
B2           12.875       6/01/04         250
235,625
Holt Group Inc., Sr. Notes
Caa1          9.75        1/15/06         150
151,500
Kitty Hawk, Inc., Sr. Sec'd. Notes
B1            9.95       11/15/04         375
392,812
USAir Pass Through Trust Series 1989-A2
B1            9.82        1/01/13         500 (a)
552,500

-----------

1,332,437

-----------
Total corporate bonds (cost $94,960,272)
98,622,774

-----------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     12

!!!!!!!!!!!!!!!!!!!!!!!

Portfolio of Investments as
of February 28, 1998
(Unaudited)
THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------
------------------------------

Value
Description                           Shares
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
COMMON STOCKS(d)--0.2%
Cellnet Data Systems, Inc.
   (cost $50; purchased 6/25/97)       10,000(c)
$    87,500
Coinstar, Inc.                          1,750
14,766
Pagemart Nationwide, Inc.               3,500
31,500

-----------
Total common stocks (cost $24,567)
133,766

-----------
COMMON TRUST UNITS(d)--1.1%         Units
PSF Finance, LP., (cost $943,947;
   purchased - 3/8/94)                 27,924(c)
921,492

-----------
PREFERRED STOCKS--4.3%               Shares
Cablevision Systems Corp., Series
   M,
   11.125, Payment in Kind                 42
483,000
   11.125, Payment in Kind                749
86,135
Chancellor Radio Broadcasting Co.      10,000
1,400,000
Clark USA, Inc.                         1,000
109,250
Eagle Picher Holdings., Inc.               50
285,000
Hyperion Telecommunications,
   12.875%, Payment in kind             1,030
116,647
Intermedia Communications, Inc,.
   Series B, 13.50%, Payment in
   Kind                                   279
341,383
Nextel Communications, Inc.               150
153,375
Sinclair Cap High Yield,
   11.625%, Payment in Kind             5,000
547,500
Viasystems, Inc., 8.00%, Payment
   kind                                10,200
209,100

-----------
Total preferred stocks (cost
   $3,047,957)
3,731,390

-----------
WARRANTS(d)--0.5%
American Telecasting, Inc.,
   expiring 6/15/99                     1,500
$        15
Benedek Communications Corp.,
   expiring 7/1/07                      5,000
10,000
Cellnet Data Systems, Inc.,
   expiring 9/15/07,
   (cost $0; purchased 9/24/97)         2,029 (c)
20,290
Clearnet Communications, Inc.,
   expiring 9/15/05 (Canada)            2,475
22,275
Foamex JPS Automotive L.P.,
   expiring 7/1/99                      1,000
20,000
Heartland Wireless Communications,
   Inc., expiring 12/31/00              3,000
30
Intelcom Group, Inc., expiring
   9/15/05                              9,900
183,150
Interact Systems, Inc., expiring
   8/1/03                               1,100
138
Intermedia Communications, Inc.,
   expiring 6/1/00 (cost $0;
   purchased 5/25/96)                     750(c)
111,750
MGC Communications, Inc.,
   expiring 1/1/49                        200
7,000
Nextel Communications, Inc.,
   expiring 4/25/99                     1,000
1,470
Orbital Imaging Corp.,
   expiring 3/01/05                       200
0
Pagemart Nationwide, Inc.,
   expiring 12/31/03                    4,600
32,200
Sterling Chemical Holdings, Inc.,
   expiring 8/15/08                       140
3,990
UNIFI Communications, Inc.,
   expiring 3/1/07                        275
4,125
United Int'l Holdings, Inc.,
   expiring 11/15/99                      500
6,000

-----------
Total warrants (cost $0)
422,433

-----------
Total long-term investments
   (cost $98,976,743)
103,831,855

-----------
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     13

Portfolio of Investments as
of February 28, 1998
(Unaudited)
THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------
------------------------------


Principal

Interest     Maturity     Amount             Value
Description
Rate         Date        (000)            (Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
SHORT-TERM INVESTMENTS--3.1%
Joint Repurchase Agreement Account (cost
$2,716,000; Note
   4)
5.634%       3/02/98    $ 2,716         $
2,716,000

------------
Total short-term investments (cost $2,716,000)
2,716,000

------------
Total Investments--123.5%
(cost $101,692,743; Note 3)
106,547,855
Liabilities in excess of other assets--(23.5)%
(20,265,739)

------------
Net Assets--100%
$ 86,282,116

------------

------------

---------------
(a) Total segregated as collateral for line of
credit. Aggregate value of
segregated securities--$35,492,423; (Note 5).
(b) Portion of security segregated as collateral
for line of credit. Aggregate
value of segregated securities--$5,144,051; (Note
5).
(c) Indicates a security is restricted as to
resale; the aggregate cost of such
    securities is $3,338,690. The aggregate value
$3,175,413 is approximately 4%
    of net assets.
(d) Non-income producing securities.
(e) US $ Denominated Bonds-Foreign Issuers.
(f) Standard & Poor's Rating.
NR--Not rated by Moody's or Standard & Poor's.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     14

THE HIGH YIELD INCOME FUND, INC.
Statement of Assets and Liabilities (Unaudited)
--------------------------------------------------
----------

Assets
February 28, 1998
Investments, at value (cost $101,692,743)....
$ 106,547,855
Cash.........................................
494
Interest receivable..........................
2,005,870
Receivable for investments sold..............
676,047
Prepaid expenses and other assets............
1,633
                                                --
---------------
   Total assets..............................
109,231,899
                                                --
---------------
Liabilities
Loan payable (Note 5)........................
20,000,000
Payable for investments purchased............
2,541,334
Accrued expenses.............................
156,066
Loan interest payable........................
101,701
Dividends payable............................
53,856
Deferred directors' fees.....................
50,275
Due to Manager...............................
46,551
                                                --
---------------
   Total liabilities.........................
22,949,783
                                                --
---------------
Net Assets...................................
$  86,282,116
                                                --
---------------
                                                --
---------------
Net assets were comprised of:
   Common stock, at par......................
$     111,977
   Paid-in capital in excess of par..........
100,517,295
                                                --
---------------

100,629,272
   Undistributed net investment income.......
63,828
   Accumulated net realized loss on
      investments............................
(19,266,096)
   Net unrealized appreciation on
      investments............................
4,855,112
                                                --
---------------
   Net assets, February 28, 1998.............
$  86,282,116
                                                --
---------------
                                                --
---------------
Net asset value and redemption price per
   share
   ($86,282,116 / 11,197,719 shares of common
   stock issued and outstanding).............
$7.71
                                                --
---------------
                                                --
---------------

THE HIGH YIELD INCOME FUND, INC.
Statement of Operations (Unaudited)
--------------------------------------------------
----------

Six Months

Ended
Net Investment Income
February 28, 1998
Income
   Interest..................................
$ 5,135,071
   Dividends.................................
134,990
                                                --
---------------

5,270,061
                                                --
---------------
Expenses
   Management fee............................
297,300
   Custodian's fees and expenses.............
74,400
   Reports to shareholders...................
34,700
   Transfer agent's fees and expenses........
24,800
   Audit fee and expenses....................
17,400
   Directors' fees and expenses..............
11,900
   Registration fees.........................
5,500
   Legal fees and expenses...................
500
   Miscellaneous.............................
5,256
                                                --
---------------
      Total operating expenses...............
471,756
   Loan interest expense (Note 5)............
660,590
                                                --
---------------
      Total expenses.........................
1,132,346
                                                --
---------------
Net investment income........................
4,137,715
                                                --
---------------
Realized and Unrealized
Gain on Investments
Net realized gain on investment
   transactions..............................
1,268,894
Net change in unrealized appreciation on
   investments...............................
15,385
                                                --
---------------
Net gain on investments......................
1,284,279
                                                --
---------------
Net Increase in Net Assets
Resulting from Operations....................
$ 5,421,994
                                                --
---------------
                                                --
---------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     15

THE HIGH YIELD INCOME FUND, INC.
Statement of Cash Flows (Unaudited)
--------------------------------------------------
----------

Six Months

Ended

February 28,
Increase (Decrease) in Cash
1998
Cash flows provided from operating activities:
   Interest and dividends received (excluding
      discount amortization of $729,565).......
$  4,674,022
   Operating expenses paid.....................
(514,776)
   Loan interest paid..........................
(672,222)
   Maturities of short-term portfolio
      investments, net.........................
453,000
   Purchases of long-term portfolio
      investments..............................
(29,712,272)
   Proceeds from disposition of long-term
      portfolio investments....................
29,487,180
   Prepaid expenses............................
554

------------
   Net cash provided from operating
      activities...............................
3,715,486

------------
Cash flows used for financing activities:
   Cash dividends paid (excluding reinvestment
      of dividends of $304,703)................
(3,715,328)

------------
Net increase in cash...........................
158
Cash at beginning of period....................
336

------------
Cash at end of period..........................
$        494

------------

------------
Reconciliation of Net Increase in Net Assets to
Net Cash Provided from Operating Activities
Net increase in net assets resulting from
   operations..................................
$  5,421,994

------------
Increase in investments........................
(2,231,963)
Net realized gain on investment transactions...
(1,268,894)
Net change in net unrealized appreciation on
   investments.................................
(15,385)
Increase in receivable for investments sold....
(676,047)
Decrease in interest receivable................
173,545
Decrease in prepaid expenses and other
   assets......................................
554
Increase in payable for investments
   purchased...................................
2,366,334
Decrease in accrued expenses and other
   liabilities.................................
(54,652)

------------
   Total adjustments...........................
(1,706,508)

------------
Net cash provided from operating activities....
$  3,715,486

------------

------------

THE HIGH YIELD INCOME FUND, INC.
Statement of Changes in Net Assets (Unaudited)
--------------------------------------------------
----------

                                     Six Months
                                        Ended
Year Ended
Increase in                         February 28,
August 31,
Net Assets                              1998
1997
Operations
   Net investment income........     $ 4,137,715
$ 8,207,870
   Net realized gain on
      investment transactions...       1,268,894
1,127,455
   Net change in unrealized
      appreciation of
      investments...............          15,385
2,797,116
                                  ----------------
-    ---------------
   Net increase in net assets
      resulting from
      operations................       5,421,994
12,132,441
Dividends paid to shareholders
   from net investment income...      (4,025,098)
(8,207,870)
Dividends paid to shareholders
   in excess of net investment
   income.......................              --
(131,748)
Net asset value of shares issued
   to shareholders in
   reinvestment of dividends....         304,703
613,616
                                  ----------------
-    ---------------
Total increase..................       1,701,599
4,406,439
Net Assets
Beginning of period.............      84,580,517
80,174,078
                                  ----------------
-    ---------------
End of period...................     $86,282,116
$84,580,517
                                  ----------------
-    ---------------
                                  ----------------
-    ---------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     16

Notes to Financial Statements (Unaudited)
THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------
------------------------------
The High Yield Income Fund, Inc. (the 'Fund') was
organized in Maryland on
August 21, 1987 as a diversified, closed-end
management investment company. The
Fund's primary investment objective is to maximize
current income to
shareholders through investment in a diversified
portfolio of high-yield,
fixed-income securities rated in the medium to
lower categories by recognized
rating services, or nonrated securities of
comparable quality. As a secondary
investment objective, the Fund will seek capital
appreciation, but only when
consistent with its primary objective. The ability
of issuers of debt securities
held by the Fund to meet their obligations may be
affected by economic or
political developments in a specific industry or
region.
--------------------------------------------------
----------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund in the preparation of its financial
statements.
Security Valuation: Portfolio securities that are
actively traded in the
over-the-counter market, including listed
securities for which the primary
market is believed to be over-the-counter, are
valued at the mean between the
most recently quoted bid and asked prices provided
by principal market makers.
Any security for which the primary market is on an
exchange is valued at the
last sales price on such exchange on the day of
valuation or, if there was no
sale on such day, the last bid price quoted on
such day. Securities issued in
private placements are valued at the mean between
the bid and asked prices
provided by principal market makers. Any security
for which a reliable market
quotation is unavailable is valued at fair value
as determined in good faith by
or under the direction of the Fund's Board of
Directors.
Short-term securities which mature in more than 60
days are valued at current
market quotations. Short-term securities which
mature in 60 days or less are
valued at amortized cost.
In connection with transactions in repurchase
agreements with U.S. financial
institutions, it is the Fund's policy that its
custodian or designated
subcustodians, as the case may be under triparty
repurchase agreements, take
possession of the underlying collateral
securities, the value of which exceeds
the principal amount of the repurchase transaction
including accrued interest.
If the seller defaults and the value of the
collateral declines, or if
bankruptcy proceedings are commenced with respect
to the seller of the security,
realization of the collateral by the Fund may be
delayed or limited.
The Fund may invest up to 20% of its total assets
in securities which are not
readily marketable, including those which are
restricted as to disposition under
securities law ('restricted securities').
Cash Flow Information: The Fund invests in
securities and distributes dividends
from net investment income which are paid in cash
or are reinvested at the
discretion of shareholders. These activities are
reported in the Statement of
Changes in Net Assets and additional information
on cash receipts and cash
payments is presented in the Statement of Cash
Flows.
Accounting practices that do not affect reporting
activities on a cash basis
include carrying investments at value, accruing
income on PIK (payment-in-kind)
securities and amortizing discounts on debt
obligations. Cash, as used in the
Statement of Cash Flows, is the amount reported as
'Cash' in the Statement of
Assets and Liabilities.
Security Transactions and Investment Income:
Security transactions are recorded
on the trade date. Realized and unrealized gains
and losses from securities
transactions are calculated on the identified cost
basis. Interest income which
is comprised of three elements: stated coupon
rate, original issue discount and
market discount, is recorded on the accrual basis.
Dividend income is recorded
on the ex-dividend date. Expenses are recorded on
the accrual basis which may
require the use of certain estimates by
management.
Federal Income Taxes: It is the Fund's policy to
continue to meet the
requirements of the Internal Revenue Code
applicable to regulated investment
companies and to distribute all of its taxable
income to shareholders.
Therefore, no federal income tax provision is
required.
Dividends and Distributions: The Fund expects to
pay dividends of net investment
income monthly and make distributions at least
annually of net capital gains, if
any. Dividends and distributions are recorded on
the ex-dividend date.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ from
generally accepted accounting
principles.
Reclassification of Capital Accounts: The Fund
accounts and reports for
distributions to shareholders in accordance with
the American Institute of
Certified Public Accountants' Statement of
Position 93-2: Determination,
Disclosure, and Financial Statement Presentation
of Income, Capital Gain, and
Return of Capital Distributions by Investment
Companies. For the year ended
August 31, 1997, the effect caused by this
statement was to decrease paid-in
capital in excess of par by $132,689 and increase
undistributed net investment
income by $132,689. Net investment income, net
realized gains and net assets
were not affected by this change.
--------------------------------------------------
------------------------------
Notes to Financial Statements (Unaudited)
THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------
------------------------------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management,
Inc. ('PIFM'). Pursuant to this agreement, PIMF
has responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'). PIC furnishes
investment advisory services in
connection with the management of the Fund. PIFM
pays for the cost of the
subadviser's services, the compensation of
officers and employees of the Fund,
occupancy and certain clerical and bookkeeping
costs of the Fund. The Fund bears
all other costs and expenses.
The management fee paid PIFM is computed weekly
and payable monthly, at an
annual rate of .70 of 1% of the Fund's average
weekly net assets.
PIMF and PIC are indirect, wholly owned
subsidiaries of The Prudential Insurance
Company of America.
--------------------------------------------------
----------
Note 3. Portfolio Securities
Purchases and sales of investment securities,
other than short-term investments,
for the period ended February 28, 1998 aggregated
$32,132,214 and $30,163,227,
respectively.
The cost basis of investments for federal income
tax purposes at February 28,
1998 was $101,692,743 and net unrealized
appreciation including short-term
investments, for federal income tax purposes was
$4,855,112 (gross unrealized
appreciation-$6,310,411; gross unrealized
depreciation-$1,455,299).
The Fund had a capital loss carryforward as of
August 31, 1997 of approximately
$20,532,500 of which $5,808,600 expires in 1999,
$8,891,400 expires in 2000,
$263,000 expires in 2003 and $5,569,500 expires in
2004. Such carryforward is
after utilization of $1,125,355 to offset the
Fund's net taxable gains
recognized in the year ended August 31, 1997.
Accordingly, no capital gains
distribution is expected to be paid to
shareholders until net realized gains
have been realized in excess of such amounts.
--------------------------------------------------
----------
Note 4. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered
investment companies, transfers
uninvested cash balances into a single joint
account, the daily aggregate
balance of which is invested in one or more
repurchase agreements collateralized
by U.S. Treasury or federal agency obligations. As
of February 28, 1998, the
Fund had a 0.21% undivided interest in the
repurchase agreements in the joint
account. The undivided interest for the Fund
represented $2,716,000 in principal
amount. As of such date, each repurchase agreement
in the joint account and the
value of the collateral therefor was as follows:
Bear, Stearns & Co. 5.65%, in the principal amount
of $360,000,000, repurchase
price $360,169,500, due 3/2/98. The value of the
collateral including accrued
interest was $369,861,965.
Credit Suisse First Boston Corp., 5.58%, in the
principal amount of $78,125,000,
repurchase price $78,161,328, due 3/2/98. The
value of the collateral including
accrued interest was $80,423,029.
Credit Suisse First Boston Corp., 5.65%, in the
principal amount of
$300,000,000, repurchase price $300,141,250, due
3/2/98. The value of the
collateral including accrued interest was
$310,827,022.
Merrill Lunch, Pierce, Fenner & Smith, Inc. 5.55%,
in the principal amount of
$156,252,000, repurchase price $156,324,266, due
3/2/98. The value of the
collateral including accrued interest was
$159,381,768.
Morgan Stanley, Dean Witter, Discover & Co.,
5.65%, in the principal amount of
$60,000,000, repurchase price $60,028,250, due
3/2/98. The value of the
collateral including accrued interest was
$61,200,403.
Salomon Smith Barney Inc., 5.65%, in the principal
amount of $360,000,000,
repurchase price $360,169,500, due 3/2/98. The
value of the collateral including
accrued interest was $367,376,399.
--------------------------------------------------
----------
Note 5. Borrowings
The Fund has approved a $25,000,000 uncommitted
line of credit with State Street
Bank & Trust Co. Interest on any such borrowings
outstanding fluctuates daily,
at one percentage point over the Federal Funds
rate.
The average daily balance outstanding and the
maximum face amount of borrowings
outstanding at any month end for the period ended
February 28, 1998 was
$20,000,000 at a weighted average interest rate of
6.59%.
--------------------------------------------------
----------
Note 6. Capital
There are 200 million shares of $.01 par value
common stock authorized.
Prudential owned 11,000 shares of common stock as
of February 28, 1998.
During the period ended February 28, 1998 and
fiscal year ended August 31, 1998
the Fund issued 39,957 and 82,794 shares,
respectively, in connection with the
reinvestment of dividends.
--------------------------------------------------
----------
Note 7. Dividends and Distributions
On March 2 and April 1, 1998 the Board of
Directors of the Fund declared
dividends of $.060 per share payable on March 31
and April 30, respectively, to
shareholders of record on March 16 and April 15,
1997, respectively.
--------------------------------------------------
------------------------------

Financial Highlights (Unaudited)
THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------
------------------------------

Six Months

Ended                          Year Ended August
31,

February 28,     ---------------------------------
----------------------

1998          1997        1996        1995
1994        1993

------       -------     -------     -------     -
------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period(a).............       $   7.58       $
7.24     $  7.12     $  7.21     $  7.75     $
7.46

------       -------     -------     -------     -
------     -------
Net investment
income...............................
 .37           .74         .77         .86
 .87        1.01
Net realized and unrealized gain (loss) on

investments......................................
 .12           .35         .16        (.08)
(.46)        .18

------       -------     -------     -------     -
------     -------
   Total from investment
operations.................            .49
1.09         .93         .78         .41
1.19

------       -------     -------     -------     -
------     -------
Dividends paid to shareholders from net investment

income...........................................
(.36)         (.74)       (.77)       (.87)
(.91)       (.90)
Distributions to shareholders in excess of net
   investment
income................................
--          (.01)         --          --
(.04)         --
Return of capital
distributions.....................             --
--        (.04)         --          --          --

------       -------     -------     -------     -
------     -------
   Total dividends and
distributions................           (.36)
(.75)       (.81)       (.87)       (.95)
(.90)

------       -------     -------     -------     -
------     -------
Net asset value, end of
period(a)...................       $   7.71
$  7.58     $  7.24     $  7.12     $  7.21     $
7.75

------       -------     -------     -------     -
------     -------

------       -------     -------     -------     -
------     -------
Market price per share, end of
period(a)............       $   8.13       $  7.81
$  7.75     $  8.00     $  8.00     $  8.75

------       -------     -------     -------     -
------     -------

------       -------     -------     -------     -
------     -------
TOTAL INVESTMENT
RETURN(b)..........................
8.99%        11.47%       8.05%      12.84%
3.21%      26.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................       $ 86,282
$84,581     $80,174     $78,255     $78,525
$83,789
Average net assets
(000)............................       $ 85,383
$81,788     $79,408     $76,345     $83,241
$80,747
Ratio of expenses to average net
assets.............           2.67%(c)      2.79%
2.89%       3.03%       2.29%       2.20%
Ratio of net investment income to average net

assets...........................................
9.77%(c)     10.04%      10.62%      12.36%
11.49%      13.47%
Portfolio turnover
rate.............................             30%
82%         97%        106%         79%
83%
Asset
coverage......................................
546%          526%        501%        491%
493%        519%
Total debt outstanding at period end
(000)..........       $ 20,000       $20,000
$20,000     $20,000     $20,000     $20,000

---------------
(a) NAV and market value are published in The Wall
Street Journal each Monday.
(b) Total investment return is calculated assuming
a purchase of common stock at
    the current market price on the first day and
a sale at the closing market
    price on the last day of each period reported.
Dividends are assumed, for
    purposes of this calculation, to be reinvested
at prices obtainable under
    the Fund's dividend and reinvestment plan.
This amount does not reflect
    brokerage commissions. Total returns for
periods of less than a full year
    are not annualized.
(c) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     19

Other Information (Unaudited)
THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------
------------------------------
At an annual shareholder meeting held on December
9, 1997, shareholders elected
Mendel A. Melzer, Nancy Hays Teeters and Louis A.
Weil, III as Class I Directors
of the Fund. Shareholders also approved the selection of Price Waterhouse LLP as the independent certified public accountants for the Fund for the fiscal year ending August 31, 1998. The results of the matters voted upon were as follows:

Number of Shares
                                        ----------
--------------------------------------------------
---------

Withheld
                                           For
Authority             Against            Abstain
                                        ---------
----------            -------            -------
Election of Mendel A. Melzer            8,956,502
210,758
Election of Nancy Hays Teeters          8,952,435
214,825
Election of Louis A. Weil, III          8,956,738
210,522
Selection of Price Waterhouse LLP       8,950,071
120,721            96,468
The number of common shares issued, outstanding
and eligible to vote were 11,170,675. Quorum was
9,167,260 or
82.07% of eligible voting shares.

Dividend Reinvestment Plan. Shareholders may elect
to have all distributions of
dividends and capital gains automatically
reinvested in Fund shares (Shares)
pursuant to the Fund's Dividend Reinvestment Plan
(the Plan). Shareholders who
do not participate in the Plan will receive all
distributions in cash paid by
check mailed directly to the shareholders of
record (or, if the shares are held
in street or other nominee name, then to the
nominee) by the custodian, as
dividend disbursing agent. Shareholders who wish
to participate in the Plan
should contact the Fund at (800) 451-6788.
State Street Bank and Trust Co. (the Plan Agent)
serves as agent for the
shareholders in administering the Plan. After the
Fund declares a dividend or
capital gains distribution, if (1) the market
price is lower than net asset
value, the participants in the Plan will receive
the equivalent in Shares valued
at the market price determined as of the time of
purchase (generally, following
the payment date of the dividend or distribution);
or if (2) the market price of
Shares on the payment date of the dividend or
distribution is equal to or
exceeds their net asset value, participants will
be issued Shares at a price
equal to net asset value but not less than 95% of
the market price. If net asset
value exceeds the market price of Shares on the
payment date or the Fund
declares a dividend or other distribution payable
only in cash, the Plan Agent
will, as agent for the participants, receive the
cash payment and use it to buy
Shares in the open market. If, before the Plan
Agent has completed its
purchases, the market price exceeds the net asset
value per share, the average
per share purchase price paid by the Plan Agent
may exceed the net asset value
per share, resulting in the acquisition of fewer
shares than if the dividend or
distribution had been paid in shares issued by the
Fund. The Fund will not issue
Shares under the Plan below net asset value.
There is no charge to participants for reinvesting
dividends or capital gain
distributions, except for certain brokerage
commissions, as described below. The
Plan Agent's fees for the handling of the
reinvestment of dividends and
distributions will be paid by the Fund. There will
be no brokerage commissions
charged with respect to shares issued directly by
the Fund. However, each
participant will pay a pro rata share of brokerage
commissions incurred with
respect to the Plan Agent's open market purchases
in connection with the
reinvestment of dividends and distributions. The
automatic reinvestment of
dividends and distributions will not relieve
participants of any federal income
tax that may be payable on such dividends or
distributions.
The Fund reserves the right to amend or terminate
the Plan upon 90 days' written
notice to shareholders of the Fund.
Participants in the Plan may withdraw from the
Plan upon written notice to the
Plan Agent and will receive certificates for whole
Shares and cash for
fractional Shares.
All correspondence concerning the Plan should be
directed to the Plan Agent,
State Street Bank & Trust Company, P.O. Box 8200,
Boston, MA 02266-8200.
--------------------------------------------------
------------------------------

            Directors
            Edward D. Beach
            Eugene C. Dorsey
            Delayne Dedrick Gold
            Robert F. Gunia
            Harry A. Jacobs, Jr.
            Mendel A. Melzer
            Thomas T. Mooney
            Thomas H. O'Brien
            Richard A. Redeker
            Nancy H. Teeters
            Louis A. Weil, III

            Officers
            Richard A. Redeker, President
            Robert F. Gunia, Vice President
            Grace Torres, Treasurer
            Stephen M. Ungerman, Assistant
Treasurer
            S. Jane Rose, Secretary
            Deborah A. Docs, Assistant Secretary

            Manager
            Prudential Investments Fund Management
LLC
            Gateway Center Three
            100 Mulberry Street
            Newark, NJ 07102-4077

            Investment Adviser
            The Prudential Investment Corporation
            Prudential Plaza
            Newark, NJ 07101

            Custodian and Transfer Agent
            State Street Bank and Trust Company
            One Heritage Drive
            North Quincy, MA 02171

            Independent Accountants
            Price Waterhouse LLP
            1177 Avenue of the Americas
            New York, NY 10036

            Legal Counsel
            Shereff, Friedman, Hoffman & Goodman,
LLP
            919 Third Avenue
            New York, N.Y. 10022

               The accompanying financial
statements as of February 28, 1998
            were not audited and accordingly, no
opinion is expressed on them.

               This report is for stockholder
information. This is not a
            prospectus intended for use in the
purchase or sale of fund shares.

                              The High Yield
Income Fund, Inc.
                                    Gateway Center
Three
                                    100 Mulberry
Street
                                   Newark, NJ
07102-4077
                                  Toll free (800)
451-6788

               The views expressed in this report
and information about the
            fund's holdings are for the period
covered by this report and are
            subject to change thereafter.

429904105